Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Feb. 25, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Feb. 28, 2013
Fort Pitt Capital Total Return Fund | Fort Pitt Capital Total Return Fund | Fort Pitt Capital Total Return Fund
Risk/Return:
Trading Symbol	FPCGX